Expenses by nature (Details) - USD ($)		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Research and development [Abstract]
External research and development expenses		$ 5,422,000	$ 7,047,000
Employee expenses	[1]	2,385,000	1,548,000
Depreciation		6,000	6,000
Other expenses		39,000	57,000
Total research and development expenses		7,852,000	8,658,000
General and administrative [Abstract]
External costs		2,869,000	1,915,000
Employee expenses	[2]	1,941,000	881,000
Depreciation		70,000	74,000
Total general and administrative expenses		4,880,000	2,870,000
Total operating expenses		12,732,000	11,528,000
Share based compensation expense (benefit) included in employees expenses for employees in research and development department		700,000	200,000
Share-based compensation expense (benefit) included in employees expenses for employees in general and administrative department		900	100,000
Foreign exchange gain/loss [Abstract]
Foreign exchange gain/(loss)		(642,000)	$ 1,321,000
Loss before tax higher/lower related to translation of cash held		$ 1,300,000

[1]	Included in employee expenses is share based compensation expense of $0.7 million and $0.2 million for the three months ended March 31, 2025 and 2024, respectively, relating to employees in the research and development department.
[2]	Included in employee expenses is share based compensation expense of $0.9 million and $0.1 million for the three months ended March 31, 2025 and 2024, respectively, relating to employees in the general and administrative department.